Property, Plant And Equipment (Schedule Of Changes In The Amount Of Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, beginning balance	€ 541,320	€ 413,410
Capital expenditures	89,218	102,974
Acquisition	11,525
Impairment	(8,038)		(4,628)
Retirements and sales	(40,053)	(20,399)
Reclassification		(132)
Foreign currency translation effect	28,852	45,468
Property, plant and equipment, gross, ending balance	622,824	541,320	413,410
Accumulated depreciation, beginning balance	362,643	343,383	298,599
Depreciation for the year	39,985	30,630
Retirements and sales	(36,230)	(17,364)
Reclassification		(240)
Foreign currency translation effect	15,505	31,756
Accumulated depreciation, ending balance	362,643	343,383	298,599
Property, plant and equipment, net	260,180	197,937	114,811
Machinery, Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, beginning balance	409,889	316,935
Capital expenditures	50,226	78,258
Acquisition	11,249
Impairment	(6,622)
Retirements and sales	(30,692)	(18,787)
Reclassification	235	(206)
Foreign currency translation effect	20,666	33,690
Property, plant and equipment, gross, ending balance	454,950	409,889	316,935
Accumulated depreciation, beginning balance	285,547	269,167	236,016
Depreciation for the year	30,815	23,538
Retirements and sales	(26,920)	(15,757)
Reclassification		(240)
Foreign currency translation effect	12,485	25,609
Accumulated depreciation, ending balance	285,547	269,167	236,016
Property, plant and equipment, net	169,403	140,722
Land, Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, beginning balance	131,431	96,475
Capital expenditures	38,993	24,716
Acquisition	276
Impairment	(1,416)
Retirements and sales	(9,361)	(1,612)
Reclassification	(235)	74
Foreign currency translation effect	8,186	11,778
Property, plant and equipment, gross, ending balance	167,874	131,431	96,475
Accumulated depreciation, beginning balance	77,096	74,216	62,583
Depreciation for the year	9,170	7,092
Retirements and sales	(9,310)	(1,607)
Foreign currency translation effect	3,020	6,147
Accumulated depreciation, ending balance	77,096	74,216	62,583
Property, plant and equipment, net	€ 90,778	€ 57,215